BORROWINGS (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Borrowings
Short-term bank borrowings	$ 800,808,595	$ 629,688,722
Long-term Loans due within one year	17,481,257	113,998,340
Subtotal for short-term	818,289,852	743,687,062
Borrowings from non-banking financial institutions, subtotal	40,636,880
Debt, Current	858,926,732	743,687,062
Average interest rate on short term borrowings (as a percent)	4.60%	5.16%
Borrowings secured by restricted cash
Bank Borrowings
Short-term bank borrowings	175,289,355	74,873,390
Borrowings secured by inventory
Bank Borrowings
Short-term bank borrowings	79,548,166	15,767,880
Long-term Loans due within one year		15,600,000
Borrowings guaranteed by Dr. Shawn Qu
Bank Borrowings
Short-term bank borrowings	66,349,563	33,328,470
Borrowings secured by land use right and property, plant and equipment
Bank Borrowings
Short-term bank borrowings	231,676,935	39,295,970
Bank notes
Bank Borrowings
Short-term bank borrowings	21,825,595
Borrowings from non-banking financial institutions, subtotal	35,855,470
Unsecured
Bank Borrowings
Short-term bank borrowings	226,118,981	466,423,012
Long-term Loans due within one year	3,958,069	82,527,640
Loans secured by property, plant and equipment
Bank Borrowings
Long-term Loans due within one year	13,523,188	15,870,700
Borrowings secured by related parties
Bank Borrowings
Borrowings from non-banking financial institutions, subtotal	$ 4,781,410